Restrictions on Cash and Due from Bank Accounts (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash and Investments [Abstract]
Average reserve balances with FRB	$ 5.0	$ 4.7